Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	2,442,319
Proposed Maximum Offering Price per Unit | shares	22.9
Maximum Aggregate Offering Price | $	$ 55,929,105.1
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 8,562.75
Offering Note
(1)
Consists of additional shares available for issuance under the registrant’s 2016 Omnibus Incentive Plan as the result of an annual increase effective as of January 1, 2025. In accordance with Rule 416 under the Securities Act of 1933, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933 and based upon the average of the high and low prices of the registrant’s Class A common stock as reported on The NASDAQ Global Market on February 25, 2025.